Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Hierarchy and Fair Value for Each Major Category of Assets and Liabilities Measured at Fair Value

The following table provides the hierarchy and fair value for each major category of assets and liabilities measured at fair value at March 31, 2018 and December 31, 2017:

	Fair Value Measurements Using:
(dollars in thousands)	Level 1	Level 2	Level 3	Total
March 31, 2018
Assets measured at fair value:
On a recurring basis:
Securities available for sale
Government agency securities		$7,482		$7,482
Mortgage-backed securities
Government sponsored agencies		37,672		37,672
Corporate debt securities		37,694		37,694

	$—	$82,848	$—	$82,848

On a non-recurring basis:
Other real estate owned	$—	$—	$293	$293

December 31, 2017
Assets measured at fair value:
On a recurring basis:
Securities available for sale
Government agency securities		$7,816		7,816
Mortgage-backed securities
Government sponsored agencies		39,215		39,215
Corporate debt securities		17,926		17,926

	$—	$64,957	$—	$64,957

On a non-recurring basis:
Other real estate owned	$—	$—	$293	$293

The following table provides the hierarchy and fair value for each major category of assets and liabilities measured at fair value at December 31, 2017 and 2016:

(dollars in thousands)	Fair Value Measurements Using:
December 31, 2017	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
On a recurring basis:
Securities available for sale
Government agency securities		$7,816		$7,816
Mortgage-backed securities				—
Government sponsored agencies		39,215		39,215
Corporate debt securities		17,926		17,926

	$—	$64,957	$—	$64,957

On a non-recurring basis:
Other real estate owned	$—	$—	$293	$293

December 31, 2016
Assets measured at fair value:
On a recurring basis:
Securities available for sale
Government agency securities		$5,317		5,317
Mortgage-backed securities
Government sponsored agencies		23,640		23,640
Corporate debt securities		10,320		10,320

	$—	$39,277	$—	$39,277

On a non-recurring basis:
Other real estate owned	$—	$—	$833	$833

Summary of Quantitative Information About Non-recurring Level 3 Fair Value Measurements

Quantitative information about the Company’s non-recurring Level 3 fair value measurements at March 31, 2018 and December 31, 2017 is as follows:

(dollars in thousands)	Fair Value Amount	Valuation Technique	Unobservable Input	Adjustment Range	Weighted- Average Adjustment
March 31, 2018
Other real estate owned	$293	Third Party Appraisals	Management Adjustments to Reflect Current Conditions and Selling Costs	21%	21%
December 31, 2017
Other real estate owned	$293	Third Party Appraisals	Management Adjustments to Reflect Current Conditions and Selling Costs	21%	21%

Quantitative information about the Company’s non-recurring Level 3 fair value measurements as of December 31, 2017 and 2016 is as follows:

(dollars in thousands) December 31, 2017	Fair Value Amount	Valuation Technique	Unobservable Input	Adjustment Range	Weighted- Average Adjustment
Other real estate owned	$293	Third party appraisals	Management adjustments to reflect current conditions and selling costs	21%	21%

December 31, 2016
Other real estate owned	$833	Third party appraisals	Management adjustments to reflect current conditions and selling costs	10% - 15%	12%